Investments in associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates and joint ventures [line items]
Investments in associates accounted for using equity method	£ 457	£ 481
Held at fair value through profit or loss, Associates	0	0
Investments in associates	457	481
Investments in joint ventures accounted for using equity method	264	281
Held at fair value through profit or loss, Joint ventures	516	509
Investments in joint ventures	780	790
Equity accounted	721	762
Held at fair value through profit or loss	516	509
Total	1,237	1,271
Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Profit from continuing operations	86	54
Other comprehensive income / (expenses)	3	32
Total comprehensive income from continuing operations	89	86
Associates [member]
Disclosure of associates and joint ventures [line items]
Profit from continuing operations	49	173
Other comprehensive income / (expenses)	0	28
Total comprehensive income from continuing operations	£ 49	£ 201